AUDITORS' REMUNERATION (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Auditor's remuneration [abstract]
Auditor's remuneration for audit services	¥ 8,400,000	¥ 8,400,000	¥ 8,400,000
Auditor's remuneration for non-audit services	¥ 510,000	¥ 610,000	¥ 930,000